Share Capital (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of shares issued granted options
	Six months ended June 30, 2020
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	162,713	$11.06	4 years	10 years

	Six months ended June 30, 2019
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	286,390	$5.07	4 years	7 years
Consultants	5,000	5.07	4 years	7 years

Schedule of fair value options granted
	Six months ended June 30
	2020	2019
Value of ordinary share	$9.99-$10.5	$5.7-$5.9
Dividend yield	0%	0%
Expected volatility	66.05%-66.41%	61.31%-61.71%
Risk-free interest rate	0.29%-0.35%	1.87%-2.49%
Expected term	6.11 years	4 years

Schedule of share-based compensation
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands		U.S. dollars in thousands
Research and development expenses, net	$152	$108	$237	$215
General and administrative expenses	325	181	557	414
	$477	$289	$794	$629